Equity (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended				2 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended
	Aug. 20, 2012 USD ($)	Aug. 15, 2012 USD ($)	Feb. 08, 2012 USD ($)	Aug. 31, 2012 USD ($)	Sep. 30, 2011 USD ($)	Jul. 31, 2011 USD ($)	Jan. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Feb. 08, 2012 AUD	Sep. 30, 2012 Selling, general and administrative expense USD ($)	Sep. 30, 2011 Selling, general and administrative expense USD ($)	Dec. 31, 2011 Selling, general and administrative expense USD ($)	Dec. 31, 2010 Selling, general and administrative expense USD ($)	Sep. 30, 2012 Research and development expense USD ($)	Sep. 30, 2011 Research and development expense USD ($)	Dec. 31, 2011 Research and development expense USD ($)	Dec. 31, 2010 Research and development expense USD ($)
Private Placement
Issuance of common stock, net (in shares)		2,875,000	256,875		349,444	572,222	17,858	2,368,576
Common stock offering price (in dollars per share)	$ 7.00	$ 7.00											8.00
Proceeds from private placement offering net of transaction costs			$ 2,061	$ 18,552	$ 2,838	$ 4,597	$ 99	$ 11,917	$ 20,620	$ 7,650	$ 7,627	$ 11,917
Public Offering
Issuance of common stock, net (in shares)		2,875,000	256,875		349,444	572,222	17,858	2,368,576
Common stock offering price (in dollars per share)	$ 7.00	$ 7.00											8.00
Shares issued upon exercise of over-allotment options by underwriters	94,800
Proceeds from offering, net of transaction costs			2,061	18,552	2,838	4,597	99	11,917	20,620	7,650	7,627	11,917
Stock-Based Compensation
Compensation expense											$ 939	$ 78		$ 594	$ 385	$ 621	$ 55	$ 313	$ 170	$ 318	$ 23